Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Mid Cap Portfolio
March 31, 2026
VIPMID-NPRT1-0526
1.799869.122
Common Stocks - 96.0%
	Shares	Value ($)
BELGIUM - 0.8%
Health Care - 0.8%
Pharmaceuticals - 0.8%
UCB SA	210,400	63,392,834
BRAZIL - 0.8%
Materials - 0.8%
Metals & Mining - 0.8%
Wheaton Precious Metals Corp	479,500	62,940,623
CANADA - 2.1%
Consumer Discretionary - 0.7%
Specialty Retail - 0.7%
Aritzia Inc Subordinate Voting Shares (a)	686,300	56,005,159
Industrials - 1.2%
Commercial Services & Supplies - 1.2%
RB Global Inc (United States)	1,026,200	98,361,270
Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
TransAlta Corp	1,119,700	14,721,668
TOTAL CANADA		169,088,097
CHINA - 0.1%
Health Care - 0.1%
Life Sciences Tools & Services - 0.1%
WuXi XDC Cayman Inc (a)	1,265,000	9,595,098
FRANCE - 0.3%
Health Care - 0.3%
Life Sciences Tools & Services - 0.3%
Sartorius Stedim Biotech	127,700	24,871,135
GERMANY - 0.5%
Consumer Discretionary - 0.4%
Textiles, Apparel & Luxury Goods - 0.4%
Birkenstock Holding Plc (a)(b)	844,800	30,269,184
Health Care - 0.1%
Biotechnology - 0.1%
BioNTech SE ADR (a)	94,000	8,354,720
TOTAL GERMANY		38,623,904
JAPAN - 0.5%
Information Technology - 0.5%
Semiconductors & Semiconductor Equipment - 0.5%
Allegro MicroSystems Inc (a)	1,327,312	41,850,147
NETHERLANDS - 0.2%
Health Care - 0.2%
Biotechnology - 0.2%
Argenx SE ADR (a)	22,100	16,138,525
TAIWAN - 0.7%
Information Technology - 0.7%
Semiconductors & Semiconductor Equipment - 0.7%
Silicon Motion Technology Corp ADR	514,918	57,820,142
UNITED KINGDOM - 0.4%
Energy - 0.4%
Energy Equipment & Services - 0.4%
TechnipFMC PLC	414,100	28,626,733
UNITED STATES - 89.6%
Communication Services - 1.5%
Entertainment - 0.9%
Live Nation Entertainment Inc (a)	228,894	34,908,624
Roku Inc Class A (a)	427,300	40,431,126
		75,339,750
Media - 0.6%
EchoStar Corp Class A (a)(b)	387,600	45,376,332
TOTAL COMMUNICATION SERVICES		120,716,082
Consumer Discretionary - 10.4%
Distributors - 0.2%
Pool Corp	84,600	17,117,118
Diversified Consumer Services - 2.1%
Grand Canyon Education Inc (a)	449,200	76,377,476
Service Corp International/US	1,107,300	91,363,323
		167,740,799
Hotels, Restaurants & Leisure - 4.4%
Aramark	1,851,558	75,062,162
Cava Group Inc (a)(b)	211,900	17,142,710
Churchill Downs Inc	371,904	33,408,136
Dutch Bros Inc Class A (a)	1,008,800	51,105,808
First Watch Restaurant Group Inc (a)	1,630,155	17,084,024
Hilton Grand Vacations Inc (a)(b)	952,000	37,242,240
Texas Roadhouse Inc	294,500	48,633,730
Viking Holdings Ltd (a)	641,990	47,173,425
Wynn Resorts Ltd	219,300	22,269,915
		349,122,150
Household Durables - 1.5%
Cavco Industries Inc (a)	39,500	19,129,455
Somnigroup International Inc	1,353,500	100,050,720
		119,180,175
Leisure Products - 0.6%
YETI Holdings Inc (a)	1,399,500	51,207,705
Specialty Retail - 1.6%
Chewy Inc Class A (a)	1,626,300	43,910,100
Dick's Sporting Goods Inc	249,236	49,421,007
Warby Parker Inc Class A (a)	255,557	5,384,586
Williams-Sonoma Inc	156,246	28,488,333
		127,204,026
TOTAL CONSUMER DISCRETIONARY		831,571,973
Consumer Staples - 4.0%
Consumer Staples Distribution & Retail - 3.9%
BJ's Wholesale Club Holdings Inc (a)	1,014,799	99,876,518
Performance Food Group Co (a)	1,019,500	87,330,370
US Foods Holding Corp (a)	1,315,740	121,324,385
		308,531,273
Food Products - 0.1%
Westrock Coffee Co (a)(b)	2,288,442	9,725,878
TOTAL CONSUMER STAPLES		318,257,151
Energy - 4.5%
Energy Equipment & Services - 0.6%
Baker Hughes Co Class A	485,648	29,648,810
Kodiak Gas Services Inc	416,900	24,313,608
		53,962,418
Oil, Gas & Consumable Fuels - 3.9%
Antero Resources Corp (a)	2,194,525	93,135,641
Chord Energy Corp	161,600	22,976,288
Ovintiv Inc	1,668,300	99,030,288
Permian Resources Holdings Inc/DE Class A	4,411,200	94,046,784
		309,189,001
TOTAL ENERGY		363,151,419
Financials - 14.5%
Banks - 7.4%
Bancorp Inc/The (a)	640,322	34,404,501
Coastal Financial Corp/WA Class A (a)	286,300	21,787,430
Community Financial System Inc	336,700	19,747,455
East West Bancorp Inc	1,034,817	110,477,063
First Citizens BancShares Inc/NC Class A (b)	26,800	50,508,888
Hancock Whitney Corp	518,000	32,939,620
Huntington Bancshares Inc/OH	2,071,100	32,412,715
KeyCorp	2,660,700	53,347,035
Old National Bancorp/IN	3,521,200	77,818,520
Pinnacle Financial Partners Inc	390,000	33,594,600
Western Alliance Bancorp	382,700	27,114,295
Wintrust Financial Corp	681,841	94,734,989
		588,887,111
Capital Markets - 1.8%
Blue Owl Capital Inc Class A	1,292,600	11,801,438
Evercore Inc Class A	130,800	39,045,108
Northern Trust Corp	142,055	19,826,616
Raymond James Financial Inc	173,197	25,077,194
Stifel Financial Corp	383,850	28,374,192
WisdomTree Inc	1,586,800	23,103,808
		147,228,356
Financial Services - 1.5%
Affirm Holdings Inc Class A (a)	330,700	15,152,674
Equitable Holdings Inc	1,309,400	48,591,834
Remitly Global Inc (a)	1,019,600	15,977,132
Toast Inc Class A (a)	1,460,800	38,725,808
		118,447,448
Insurance - 3.8%
First American Financial Corp	701,600	42,299,464
Globe Life Inc	205,700	28,627,269
Primerica Inc	245,447	61,479,565
Reinsurance Group of America Inc	509,378	103,994,612
Unum Group	914,500	66,785,935
		303,186,845
TOTAL FINANCIALS		1,157,749,760
Health Care - 7.5%
Biotechnology - 2.7%
Caris Life Sciences Inc (a)	2,693,500	48,159,780
Cytokinetics Inc (a)	307,200	20,247,552
Disc Medicine Inc (a)	208,900	13,357,066
Krystal Biotech Inc (a)	50,884	13,144,355
Legend Biotech Corp ADR (a)	393,500	7,118,415
Moderna Inc (a)	362,900	18,435,320
Natera Inc (a)	48,000	9,599,520
Praxis Precision Medicines Inc (a)	39,100	12,597,629
Revolution Medicines Inc (a)	184,200	17,913,450
United Therapeutics Corp (a)	65,400	38,780,892
Veracyte Inc (a)	491,600	15,834,436
		215,188,415
Health Care Equipment & Supplies - 0.9%
Insulet Corp (a)	147,100	30,867,464
TransMedics Group Inc (a)(b)	383,700	38,143,617
		69,011,081
Health Care Providers & Services - 0.9%
BrightSpring Health Services Inc (a)	996,400	42,456,604
GeneDx Holdings Corp Class A (a)	153,100	9,832,082
Tenet Healthcare Corp (a)	110,862	20,920,768
		73,209,454
Life Sciences Tools & Services - 1.3%
10X Genomics Inc Class A (a)	1,344,800	28,550,104
Bio-Techne Corp	44,161	2,307,853
Charles River Laboratories International Inc (a)	203,179	35,048,378
Repligen Corp (a)	188,800	22,244,416
Revvity Inc (b)	218,900	19,177,829
		107,328,580
Pharmaceuticals - 1.7%
Corcept Therapeutics Inc (a)	428,200	17,260,742
Crinetics Pharmaceuticals Inc (a)	389,200	14,135,744
Elanco Animal Health Inc (a)	4,198,400	100,467,712
		131,864,198
TOTAL HEALTH CARE		596,601,728
Industrials - 21.7%
Aerospace & Defense - 3.5%
ATI Inc (a)	900,100	130,928,546
Axon Enterprise Inc (a)	50,054	21,257,433
Carpenter Technology Corp	64,000	25,225,600
Textron Inc	349,200	30,575,952
Woodward Inc	202,000	72,299,840
		280,287,371
Building Products - 0.8%
Simpson Manufacturing Co Inc	384,900	66,056,538
Construction & Engineering - 3.6%
Comfort Systems USA Inc	76,900	106,044,331
Construction Partners Inc Class A (a)	409,300	45,481,416
EMCOR Group Inc	149,100	110,082,022
Granite Construction Inc	243,100	29,142,828
		290,750,597
Electrical Equipment - 2.3%
Acuity Inc	214,823	60,197,701
AMETEK Inc	149,926	32,138,137
nVent Electric PLC	745,300	88,154,084
		180,489,922
Ground Transportation - 1.6%
Knight-Swift Transportation Holdings Inc	819,500	47,186,810
XPO Inc (a)	406,300	79,045,665
		126,232,475
Machinery - 6.0%
Allison Transmission Holdings Inc	191,800	22,452,108
CECO Environmental Corp (a)	1,015,900	60,527,322
Crane Co	253,536	43,354,656
Flowserve Corp	1,049,300	77,134,043
Ingersoll Rand Inc	467,120	37,425,654
ITT Inc	677,209	129,028,632
Mueller Industries Inc	289,600	32,087,680
Westinghouse Air Brake Technologies Corp	301,400	75,322,874
		477,332,969
Marine Transportation - 0.2%
Kirby Corp (a)	148,000	19,666,240
Passenger Airlines - 0.5%
Alaska Air Group Inc (a)	1,009,000	37,111,020
Professional Services - 2.7%
CACI International Inc (a)	99,400	54,060,678
FTI Consulting Inc (a)	304,200	53,773,434
KBR Inc	1,038,100	38,264,366
TransUnion	1,031,100	71,341,809
		217,440,287
Trading Companies & Distributors - 0.5%
Herc Holdings Inc	226,700	22,567,985
Watsco Inc	41,700	15,170,043
		37,738,028
TOTAL INDUSTRIALS		1,733,105,447
Information Technology - 13.8%
Communications Equipment - 3.0%
Digi International Inc (a)	1,536,201	74,044,888
Lumentum Holdings Inc (a)	193,500	135,984,060
Viavi Solutions Inc (a)	796,400	26,504,192
		236,533,140
Electronic Equipment, Instruments & Components - 2.9%
Belden Inc	247,600	28,431,908
Coherent Corp (a)	481,100	114,602,831
Flex Ltd (a)	783,600	51,294,456
OSI Systems Inc (a)	146,293	38,842,254
		233,171,449
IT Services - 2.0%
Okta Inc Class A (a)	776,500	61,118,315
Twilio Inc Class A (a)	760,800	95,723,856
		156,842,171
Semiconductors & Semiconductor Equipment - 4.4%
First Solar Inc (a)	141,900	27,991,194
Impinj Inc (a)	98,300	10,095,410
MACOM Technology Solutions Holdings Inc (a)	242,200	53,785,354
MKS Inc	447,600	102,862,957
Onto Innovation Inc (a)	194,300	39,845,101
Rambus Inc (a)	777,100	66,853,913
Veeco Instruments Inc (a)	1,436,420	48,637,181
		350,071,110
Technology Hardware, Storage & Peripherals - 1.5%
Western Digital Corp	464,700	125,696,703
TOTAL INFORMATION TECHNOLOGY		1,102,314,573
Materials - 3.0%
Chemicals - 1.1%
Element Solutions Inc	1,877,905	64,111,677
HB Fuller Co	397,200	24,499,296
		88,610,973
Construction Materials - 0.4%
Martin Marietta Materials Inc	51,937	30,574,273
Containers & Packaging - 1.5%
AptarGroup Inc	551,200	69,462,224
Crown Holdings Inc	327,800	32,861,950
Smurfit Westrock PLC	418,400	16,673,240
		118,997,414
TOTAL MATERIALS		238,182,660
Real Estate - 5.2%
Health Care REITs - 1.0%
Ventas Inc	1,023,337	83,688,500
Industrial REITs - 0.6%
Terreno Realty Corp	718,800	44,148,696
Real Estate Management & Development - 0.7%
Jones Lang LaSalle Inc (a)	183,300	55,781,856
Residential REITs - 0.7%
Invitation Homes Inc	1,173,872	29,170,719
Sun Communities Inc	230,700	29,058,972
		58,229,691
Retail REITs - 1.9%
Acadia Realty Trust	2,419,100	46,253,192
Macerich Co/The	2,719,700	51,402,330
NNN REIT Inc	824,000	34,632,720
Urban Edge Properties	916,800	18,317,664
		150,605,906
Specialized REITs - 0.3%
Extra Space Storage Inc	168,600	22,108,518
TOTAL REAL ESTATE		414,563,167
Utilities - 3.5%
Electric Utilities - 0.7%
Evergy Inc	703,700	57,647,104
Gas Utilities - 0.8%
ONE Gas Inc	78,264	6,740,878
Southwest Gas Holdings Inc	701,400	60,951,660
		67,692,538
Independent Power and Renewable Electricity Producers - 0.8%
Talen Energy Corp (a)	60,900	19,441,107
Vistra Corp	316,200	47,534,346
		66,975,453
Multi-Utilities - 1.2%
CenterPoint Energy Inc	1,029,000	44,411,640
Northwestern Energy Group Inc	598,000	39,432,120
		83,843,760
TOTAL UTILITIES		276,158,855
TOTAL UNITED STATES		7,152,372,815
TOTAL COMMON STOCKS (Cost $5,762,084,818)		7,665,320,053

Money Market Funds - 5.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	3.69	272,874,003	272,928,577
Fidelity Securities Lending Cash Central Fund (c)(d)	3.69	125,799,583	125,812,163
TOTAL MONEY MARKET FUNDS (Cost $398,740,740)			398,740,740

TOTAL INVESTMENT IN SECURITIES - 101.0% (Cost $6,160,825,558)	8,064,060,793
NET OTHER ASSETS (LIABILITIES) - (1.0)%	(80,038,356)
NET ASSETS - 100.0%	7,984,022,437

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $6,105,775.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	22,633,096	735,858,108	485,562,627	458,725	(2,121)	2,121	272,928,577	272,874,003	0.4%
Fidelity Securities Lending Cash Central Fund	168,300,097	276,311,984	318,799,918	59,038	(1,138)	1,138	125,812,163	125,799,583	0.4%
Total	190,933,193	1,012,170,092	804,362,545	517,763	(3,259)	3,259	398,740,740

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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